Other Income (Loss), Net	12 Months Ended
Dec. 31, 2014
Other Income (Loss), Net
Other Income (Loss), Net

7. Other Income (Loss), Net

	Year Ended December 31,
	2012	2013	2014
	$	$	$
Amortized discounts related to liability for exclusive rights	(1,882,804)	(935,177)	(52,922)
Foreign exchange (loss) gain	(96,646)	(249,944)	88,721

Total	(1,979,450)	(1,185,121)	35,799